SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Summary of the changes in the fair value of the Company’s Level 3 financial liabilities on recurring basis (USD $)	12 Months Ended
Oct. 31, 2013
Summary of the changes in the fair value of the Company’s Level 3 financial liabilities on recurring basis [Abstract]
Beginning balance
Fair value of bifurcated conversion feature issued	1,180,000
Change in fair value of bifurcated conversion feature	(475,189)
Reduction in value of bifurcated conversion feature upon Conversion of debenture	(164,811)
Ending balance	$ 540,000